Related Party Transactions (Details)			1 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	May 19, 2020 shares	May 19, 2019 shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) item shares	Jun. 30, 2020 $ / shares shares	Sep. 30, 2020 item $ / shares shares
Related Party Transaction [Line Items]
Issuance of common stock to initial shareholders | $			$ 25,000	$ 25,000	$ 25,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised				375,000		13,250,000	13,250,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Number of shares for forfeited	375,000	375,000
Threshold Percentage Of Founder Shares Subject To Certain Limited Exceptions, Not To Transfer, Assign Or Sell						50.00%	50.00%
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination						1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.50	$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | item					20		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days	30 days
Common Stock
Related Party Transaction [Line Items]
Shares purchased by founder			2,875,000	2,875,000	2,875,000
Issuance of common stock to initial shareholders | $			$ 287		$ 287